Organizations and reorganizations (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE and subsidiaries

	Percentage of legal ownership of the Company	Principal activities, place and date of incorporation
Subsidiaries
Mingde Technology Hong Kong International Limited (“Mingde HK”)	100%	Investment holding, Hong Kong, China, September 26, 2024
Jiujiang Rongganghui Technology Co., Ltd. (“Rongganghui” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	100%	Technical support and consulting services February 21, 2025

VIE
Zhejiang Fit-One Internet Technology Co., Ltd. (“Fit-One” or “VIE”)	Variable interest	Membership health service platform, Hangzhou, Zhejiang province, China December 31, 2019
Subsidiaries of VIE
Hangzhou Joymove Brand Operation and Management Co., Ltd. (“Joymove”)	100%	Operating entity; Hangzhou, Zhejiang province, China May 19, 2021
Hangzhou Dazhika Technology Co., Ltd (“Dazhika”)	98%	Operating entity; Hangzhou, Zhejiang province, China March 27, 2024
Dazhika (Xiushui) Technology Co., Ltd (“Dazhika (Xiushui”)	100%	Operating entity; Hangzhou, Zhejiang province, China January 10, 2025
Ningbo Kunqian Technology Co., Ltd (“Kunqian”)	80%	Operating entity; Ningbo, Zhejiang province, China May 26,2025

History of the Group

Reorganization

	Percentage of legal ownership of the Company	Principal activities, place and date of incorporation
Subsidiaries
Mingde Technology Hong Kong International Limited (“Mingde HK”)	100%	Investment holding, Hong Kong, China, September 26, 2024
Jiujiang Rongganghui Technology Co., Ltd. (“Rongganghui” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	100%	Technical support and consulting services February 21, 2025

VIE
Zhejiang Fit-One Internet Technology Co., Ltd. (“Fit-One” or “VIE”)	Variable interest	Membership health service platform, Hangzhou, Zhejiang province, China December 31, 2019
Subsidiaries of VIE
Hangzhou Joymove Brand Operation and Management Co., Ltd. (“Joymove”)	100%	Operating entity; Hangzhou, Zhejiang province, China May 19, 2021
Hangzhou Dazhika Technology Co., Ltd (“Dazhika”)	98%	Operating entity; Hangzhou, Zhejiang province, China March 27, 2024
Dazhika (Xiushui) Technology Co., Ltd (“Dazhika (Xiushui”)	100%	Operating entity; Hangzhou, Zhejiang province, China January 10, 2025

Schedule of consolidated financial statements

	As of
	March 31,	September 30,
	2025	2025
Condensed Balance Sheet of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
	(Audited)	(Unaudited)
Total assets	32,672,916	26,783,360	3,762,235
Total liabilities	57,692,272	47,773,633	6,710,722

	For the six months ended September 30,
	2024	2025
Condensed Statement of Operations of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
	(Unaudited)
Net revenues	42,299,076	50,490,097	7,092,302
Net (loss)/profit	(1,239,401)	3,639,083	511,179

	For the six months ended September 30,
	2024	2025
Condensed Cash Flow of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
	(Unaudited)
Net cash provided by/(used in) operating activities	14,739,186	(4,212,269)	(591,694)
Net cash (used in)/provided by investing activities	(16,166,670)	15,081,162	2,118,438
Net cash used in financing activities	(6,370,263)	(10,058,444)	(1,412,901)

	As of March 31,
	2024	2025
Condensed Balance Sheet of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Total assets	33,053,253	32,672,916	4,589,536
Total liabilities	65,452,439	57,692,272	8,103,986

	Year Ended March 31,
	2024	2025
Condensed Statement of Operations of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Net revenues	41,606,354	109,988,114	15,449,939
Net (loss)/profit	(11,565,768)	7,334,830	1,030,317

	Year Ended March 31,
	2024	2025
Condensed Cash Flow of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Net cash provided by operating activities	16,559,104	6,587,712	925,367
Net cash used in investing activities	(488,536)	(14,508,262)	(2,037,964)
Net cash used in financing activities	(599,851)	(7,136,808)	(1,002,502)